Summary of Significant Accounting Policies, Discontinued Operations (FY) (Details) - USD ($)	May 31, 2018	Apr. 30, 2018
Discontinued Operations [Abstract]
Fair value of divested entities	$ 1,495,000
Gain (loss) on divestiture	$ 0
WMG Pharma GmbH
Discontinued Operations [Abstract]
Equity interest sold		100.00%
Consideration amount		$ 13,490